UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $104,346 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BJ SVCS CO                     COM              055482103     4852   200000 SH       SOLE                   200000
BRIGHAM EXPLORATION CO         COM              109178103     6768   900000 SH       SOLE                   900000
CIMAREX ENERGY CO              COM              171798101     6380   150000 SH       SOLE                   150000
CONCHO RES INC                 COM              20605P101     8120   394000 SH       SOLE                   394000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     8520    60000 SH       SOLE                    60000
EL PASO CORP                   COM              28336L109     6896   400000 SH       SOLE                   400000
ENCORE ACQUISITION CO          COM              29255W100     6674   200000 SH       SOLE                   200000
GOODRICH CORP                  COM              382388106     5655   250000 SH       SOLE                   250000
MARINER ENERGY INC             COM              56845T305     2746   120000 SH       SOLE                   120000
PETROHAWK ENERGY CORP          COM              716495106     8568   495000 SH       SOLE                   495000
RANGE RES CORP                 COM              75281A109     7190   140000 SH       SOLE                   140000
ROSETTA RESOURCES INC          COM              777779307     6544   330000 SH       SOLE                   330000
ROWAN COS INC                  COM              779382100     5919   150000 SH       SOLE                   150000
SPDR TR                        UNIT SER 1       78462F103      594     2000 SH  CALL SOLE                     2000
TRANSOCEAN INC NEW             SHS              G90073100     7158    50000 SH       SOLE                    50000
VAALCO ENERGY INC              COM NEW          91851C201     6510  1400000 SH       SOLE                  1400000
VALERO ENERGY CORP NEW         COM              91913Y100     5252    75000 SH       SOLE                    75000